Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs
Wages and salaries	€ 2,182	€ 2,193	€ 2,417
Social security contributions	455	458	449
Cost related to employee benefit plans	165	102	85
Other costs	204	239	213
Payroll and related costs gross	3,006	2,992	3,164
Capitalized direct costs associated with self-constructed assets - tangible assets	(111)	(118)	(152)
Capitalized direct costs associated with self-constructed assets - intangible assets	(7)	(11)	(16)
Payroll and related costs	€ 2,888	€ 2,863	€ 2,996